TAX PROVISION	12 Months Ended
Dec. 31, 2020
Other provisions [abstract]
TAX PROVISION

The Company’s operations are, in part, subject to foreign tax laws where interpretations, regulations and legislation are complex and continually changing. As a result, there are usually some tax matters in question that may, upon resolution in the future, result in adjustments to the amount of deferred income tax assets and liabilities, and those adjustments may be material to the Company’s financial position and results of operations.

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2020	2019	2018

Income (loss) for the year	$(4,626,887)	$17,513,854	$(18,184,469)

Expected income tax (recovery)	$(1,249,000)	$4,729,000	$(4,910,000)
Change in statutory, foreign tax, foreign exchange rates and other	117,000	(529,000)	389,000
Permanent differences	269,000	(4,861,000)	3,833,000
Share issue cost	(250,000)	(103,000)	(151,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	404,000	1,205,000	12,000
Change in unrecognized deductible temporary differences	709,000	(441,000)	827,000
Total income tax expense (recovery)	$-	$-	$-

In September 2017, the British Columbia (BC) Government proposed changes to the general corporate income tax rate to increase the rate from 11% to 12% effective January 1, 2018 and onwards. This change in tax rate was substantively enacted on October 26, 2017. The relevant deferred tax balances have been remeasured to reflect the increase in the Company's combined Federal and Provincial (BC) general corporate income tax rate from 26% to 27%.

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	2020	Expiry Date Range	2019	Expiry Date Range	2018	Expiry Date Range
Temporary Differences
Exploration and evaluation assets	$6,284,000	No expiry date	$6,135,000	No expiry date	$19,625,000	No expiry date
Investment tax credit	23,000	2029	23,000	2029	23,000	2029
Property and equipment	1,547,000	No expiry date	1,242,000	No expiry date	1,138,000	No expiry date
Share issue costs	1,212,000	2041 to 2044	747,000	2040 to 2043	644,000	2039 to 2042
Asset retirement obligation	695,000	No expiry date	267,000	No expiry date	265,000	No expiry date
Allowable capital losses	4,150,000	No expiry date	5,864,000	No expiry date	6,607,000	No expiry date
Non-capital losses available for future periods	30,569,000	2023 to 2040	27,024,000	2023 to 2039	24,109,000	2030 to 2038
Canada	30,015,000	2029 to 2040	26,980,000	2029 to 2039	21,402,000	2029 to 2038
Mongolia	554,000	2023 to 2028	44,000	2023 to 2027	-	2023 to 2026